LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF LEASEHOLD IMPROVEMENTS AND EQUIPMENT

	June 30, 2022	December 31,2021
Furniture and education equipment	$35,254	$22,731
Computer equipment and software	55,289	72,718
Leasehold improvements	75,424	79,511
	$165,967	$174,960
Less: accumulated depreciation	(148,147)	(144,563)
	$17,820	$30,397

	2020	2019
Furniture and education equipment	$13,703	$27,125
Computer equipment and software	70,586	46,120
Leasehold improvements	70,811	83,413
	$155,100	$156,658
Less: accumulated depreciation	(101,124)	(56,001)
	$53,976	$100,656